Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Schedule of divided into registered book-entry shares
	Thousand of shares
	2022			2021
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	120,850	146,392	267,242	109,718	135,345	245,063
Foreign residents	3,697,845	3,533,444	7,231,289	3,708,977	3,544,491	7,253,468
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(31,162)	(31,162)	(62,324)	(15,755)	(15,755)	(31,510)
Total outstanding	3,787,533	3,648,674	7,436,207	3,802,940	3,664,081	7,467,021

	Thousand of shares
				2020
				Common	Preferred	Total
Brazilian residents				109,885	135,438	245,323
Foreign residents				3,708,810	3,544,398	7,253,208
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(18,829)	(18,829)	(37,658)
Total outstanding				3,799,866	3,661,007	7,460,873

Schedule of distribution of dividends and Interest on Equity
	2022
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Dividends (1)(5)	1,300,000	165.95	182.55	348.50	165.95	182.55	348.50
Interest on Capital (1)(6)	1,700,000	217.02	238.72	455.73	184.46	202.91	387.37
Dividends (2)(6)	700,000	89.45	98.40	187.85	89.45	98.40	187.85
Interest on Capital (2)(6)	1,000,000	127.79	140.57	268.36	108.62	119.48	228.10
Interest on Capital (3)(6)	1,700,000	217.75	239.52	457.27	185.09	203.59	388.68
Dividends (4)(6)	820,000	105.02	115.53	220.55	105.02	115.53	220.55
Interest on Capital (4)(6)	880,000	112.71	123.98	236.69	95.80	105.38	201.19
Total	8,100,000

(1)	Deliberated by the Board of Directors on February 1, 2022, paid on March 4, 2022, without any monetary restatement.
(2)	Deliberated by the Board of Directors on April 14, 2022, paid on May 16, 2022, without any monetary restatement.
(3)	Deliberated by the Board of Directors on August 5, 2022, paid on September 6, 2022, without any monetary restatement.
(4)	Deliberated by the Board of Directors on October 13, 2022, paid on November 22, 2022, without any remuneration by way of updating.
(5)	They were fully imputed to the minimum mandatory dividends distributed by the Bank for the year 2021.

(6)	Will be fully imputed to the mandatory minimum dividends to be distributed by the Bank for the year 2022.

	2021
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Dividends (1)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (2)5)	3,400,000	434.04	477.45	911.49	368.94	405.83	774.77
Dividends (3)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (4) (5)	249,000	31.79	34.97	66.75	27.02	29.72	56.74
Total	9,649,000
(1)	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any monetary restatement.
(2)	Deliberated by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any monetary restatement.
(3)	Deliberated by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any monetary restatement.
(4)	Resolved by the Board of Directors on December 28, 2021, paid on February 3, 2022, without any remuneration by way of monetary restatement.
(5)	They were fully imputed to the minimum mandatory dividends distributed by the Bank for the year 2021.

	2020
		Reais per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Interest on Capital (1) 5)	890,000	113.71	125.08	238.79	96.65	106.32	202.97
Interest on Capital (2) (5)	770,000	98.37	108.21	206.58	83.62	91.98	175.60
Interest on Capital (3) (5)	1,000,000	127.76	140.54	268.30	108.59	119.45	228.04
Interim Dividends (4) (5)	665,000	84.96	93.45	178.41	72.21	79.44	151.65
Interest on Capital (5) (6)	512,085	65.43	71.97	137.40	65.43	71.97	137.40
Total	3,837,085

(1)	Deliberated by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any compensation as compensation restatement.

(2)	Deliberated by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration as monetary update.

(3)	Deliberated by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration to currency update title.

(4)	Deliberated by the Board of Directors on December 28, 2020, paid from February 1, 2021, without any compensation as a monetary update.

(5)	They were fully imputed to the mandatory minimum dividends to be distributed by the Bank for the year 2020.
(6)	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any remuneration as currency update.

Schedule of treasury shares
	2022	2021	2020
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	15,755	18,829	16,702
Shares Acquisitions	20,297	91	5,052
Payment - Share-based compensation	(4,891)	(3,165)	(2,925)
Treasury shares at end of the period	31,161	15,755	18,829
Balance of Treasury Shares in thousand of reais	R$ 1,217,545	R$ 711,268	R$ 789,587
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 1,771
Balance of Treasury Shares in thousands of reais	R$ 1,219,316	R$ 713,039	R$ 791,358

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$27.73	R$33.86	R$33.24
Maximum cost (1)	R$49.55	R$49.55	R$49.55
Share Price	R$28.19	R$29.98	R$44.83
(1)	Considering since the beginning of operations on the stock exchange.